Shareholders' Equity - Weibo RSUs (Details) - Service-based restricted share units - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Granted
Outstanding at the beginning of the year (in shares)	2,405	1,967	1,119
Awarded (in shares)	365	1,384	1,620
Vested (in shares)	(905)	(754)	(460)
Cancelled (in shares)	(165)	(192)	(312)
Outstanding at the end of the year (in shares)	1,700	2,405	1,967
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 45.47	$ 40.85	$ 45.97
Awarded (in dollars per share)	75.05	49.89	39.16
Vested (in dollars per share)	45.45	42.91	44.81
Cancelled (in dollars per share)	44.57	40.10	44.60
Outstanding at the end of the year (in dollars per share)	$ 51.92	$ 45.47	$ 40.85
Unrecognized compensation cost	$ 77.5	$ 98.2
Expected weighted-average recognition period for unrecognized compensation cost	2 years 3 months 18 days	2 years 10 months 24 days
Total fair value vested	$ 92.2	$ 43.6	$ 20.9
Weibo
Shares Granted
Outstanding at the beginning of the year (in shares)	5,458	6,501	3,507
Awarded (in shares)	581	1,806	4,851
Vested (in shares)	(2,406)	(2,274)	(1,211)
Cancelled (in shares)	(366)	(575)	(646)
Outstanding at the end of the year (in shares)	3,267	5,458	6,501
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 17.23	$ 13.98	$ 16.44
Awarded (in dollars per share)	62.87	24.94	12.41
Vested (in dollars per share)	17.01	14.73	14.69
Cancelled (in dollars per share)	17.72	14.58	14.18
Outstanding at the end of the year (in dollars per share)	$ 25.45	$ 17.23	$ 13.98
Unrecognized compensation cost	$ 66.7
Expected weighted-average recognition period for unrecognized compensation cost	2 years 8 months 12 days
Total fair value vested	$ 40.9	$ 33.5	$ 17.8